Debt and Capital Lease Obligations (UPC Broadband Details of Borrowings) (Footnotes) (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2014 EUR (€)	Dec. 31, 2014 USD ($)
UPC Broadband Holding Bank Facility [Member]
Debt Instrument [Line Items]
Unused borrowing capacity considering limitations	€ 906.7	$ 1,097.2
Unused borrowing capacity, considering limitations, after compliance reporting requirements	€ 889.1	$ 1,075.9
UPC Broadband Holding Bank Facility AI Debt [Member]
Debt Instrument [Line Items]
Fee on unused portion of credit facility	1.30%
UPC Broadband Holding Bank Facility AH Debt [Member]
Debt Instrument [Line Items]
LIBOR interest rate floor	0.75%	0.75%